Leasing Arrangements (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Lease costs, weighted average remaining lease term and weighted average discount rate
The components of total real estate operating lease cost for leases recorded under ASC 842 are as follows:

	Year Ended December 31, 2021
	Reported in:
			Selling,
	Location	Pre-opening	General and	Restructuring
(Amounts in thousands)	Operating Expenses	Location Expenses	Administrative Expenses	and Other Related Costs	Total
Lease cost contractually paid or payable for the period	$2,531,216	$110,539	$37,217	$140,748	$2,819,720
Non-cash GAAP straight-line lease cost	231,900	61,104	1,388	9,035	303,427
Amortization of lease incentives	(280,590)	(21,312)	(3,231)	(17,329)	(322,462)
Total real estate operating lease cost	$2,482,526	$150,331	$35,374	$132,454	$2,800,685
Early termination fees and related (gain)/loss	$—	$—	$(40)	$(311,230)	$(311,270)

	Year Ended December 31, 2020
	Reported in:
			Selling,
	Location	Pre-opening	General and	Restructuring
(Amounts in thousands)	Operating Expenses	Location Expenses	Administrative Expenses	and Other Related Costs	Total
Lease cost contractually paid or payable for the period	$2,638,455	$128,452	$61,991	$1,863	$2,830,761
Non-cash GAAP straight-line lease cost	380,851	171,772	19,727	576	572,926
Amortization of lease incentives	(297,828)	(40,550)	(6,138)	(1,084)	(345,600)
Total real estate operating lease cost	$2,721,478	$259,674	$75,580	$1,355	$3,058,087
Early termination fees and related (gain)/loss	$—	$—	$—	$(37,354)	$(37,354)

	Year Ended December 31, 2019
	Reported in:
			Selling,
	Location	Pre-opening	General and	Restructuring
(Amounts in thousands)	Operating Expenses	Location Expenses	Administrative Expenses	and Other Related Costs	Total
Lease cost contractually paid or payable for the period	$1,686,431	$119,220	$64,949	$144	$1,870,744
Non-cash GAAP straight-line lease cost	411,161	484,099	19,776	—	915,036
Amortization of lease incentives	(169,676)	(60,447)	(6,109)	—	(236,232)
Total real estate operating lease cost	$1,927,916	$542,872	$78,616	$144	$2,549,548
Early termination fees and related (gain)/loss	$553	$—	$—	$3,162	$3,715

The Company's total ASC 842 operating lease costs include both fixed and variable components as follows:

	Year Ended December 31, 2021
	Reported in:
			Selling,
	Location	Pre-opening	General and	Restructuring
(Amounts in thousands)	Operating Expenses	Location Expenses	Administrative Expenses	and Other Related Costs	Total
Fixed real estate lease costs	$2,037,500	$131,704	$31,747	$121,456	$2,322,407
Fixed equipment and other lease costs	1,218	21	13	24	1,276
Total fixed lease costs	$2,038,718	$131,725	$31,760	$121,480	$2,323,683
Variable real estate lease costs	$445,026	$18,627	$3,627	$10,998	$478,278
Variable equipment and other lease costs	3,143	(3)	257	1,365	4,762
Total variable lease costs	$448,169	$18,624	$3,884	$12,363	$483,040

	Year Ended December 31, 2020
	Reported in:
			Selling,
	Location	Pre-opening	General and	Restructuring
(Amounts in thousands)	Operating Expenses	Location Expenses	Administrative Expenses	and Other Related Costs	Total
Fixed real estate lease costs	$2,283,042	$243,298	$67,172	$613	$2,594,125
Fixed equipment and other lease costs	2,085	—	30	—	2,115
Total fixed lease costs	$2,285,127	$243,298	$67,202	$613	$2,596,240
Variable real estate lease costs	$438,436	$16,376	$8,408	$742	$463,962
Variable equipment and other lease costs	2,877	40	151	—	3,068
Total variable lease costs	$441,313	$16,416	$8,559	$742	$467,030

	Year Ended December 31, 2019
	Reported in:
			Selling,
	Location	Pre-opening	General and	Restructuring
(Amounts in thousands)	Operating Expenses	Location Expenses	Administrative Expenses	and Other Related Costs	Total
Fixed real estate lease costs	$1,612,658	$507,591	$71,764	$144	$2,192,157
Fixed equipment and other lease costs	2,943	—	3,263	—	6,206
Total fixed lease costs	$1,615,601	$507,591	$75,027	$144	$2,198,363
Variable real estate lease costs	$315,258	$35,281	$6,852	$—	$357,391
Variable equipment and other lease costs	1,902	—	—	—	1,902
Total variable lease costs	$317,160	$35,281	$6,852	$—	$359,293

The Company also has certain leases accounted for as finance leases. Total lease costs for finance leases are as follows:

	Year Ended December 31,
(Amounts in thousands)	2021	2020	2019
Depreciation and Amortization	$4,675	$5,271	$4,499
Interest Expense	4,230	4,675	4,621
Total	$8,905	$9,946	$9,120

The weighted average remaining lease term and weighted average discount rate for operating and finance leases as of December 31, 2021 and 2020 were as follows:

	December 31, 2021		December 31, 2020
	Operating	Finance	Operating	Finance
Weighted average remaining lease term (in years)	12	9	13	10
Weighted average discount rate percentage	8.7%	7.5%	8.7%	7.5%

Assets and liabilities
The below table presents the lease related assets and liabilities recorded on the accompanying balance sheet as of December 31, 2021 and 2020, as recorded in accordance with ASC 842:

		December 31,	December 31,
(Amounts in thousands)	Balance Sheet Captions	2021	2020
Assets:
Operating lease right-of-use assets	Lease right-of-use assets, net	$13,052,091	$15,107,880
Finance lease right-of-use assets(1)	Property and equipment, net	46,700	48,116
Total leased assets		$13,098,791	$15,155,996
Liabilities:
Current liabilities
Operating lease liabilities	Current lease obligations	$887,962	$842,680
Finance lease liabilities	Current lease obligations	5,105	4,851
Total current liabilities		893,067	847,531
Non-current liabilities
Operating lease obligations	Long-term lease obligations	17,887,661	20,220,274
Finance lease obligations	Long-term lease obligations	37,965	43,332
Total non-current liabilities		17,925,626	20,263,606
Total lease obligations		$18,818,693	$21,111,137

(1)Finance lease right-of-use assets are recorded net of accumulated amortization of $21.6 million and $17.6 million as of December 31, 2021 and 2020, respectively.

Annual lease obligations - finance leases
The Company's aggregate annual lease obligations relating to non-cancelable finance and operating leases in possession as of December 31, 2021 as presented in accordance with ASC 842:

	Finance	Operating
(Amounts in thousands)	Leases	Leases	Total
2022	$8,948	$2,475,445	$2,484,393
2023	8,655	2,481,214	2,489,869
2024	7,307	2,540,304	2,547,611
2025	6,395	2,561,026	2,567,421
2026	6,483	2,588,515	2,594,998
2027 and beyond	26,018	19,057,245	19,083,263
Total undiscounted fixed minimum lease cost payments	63,806	31,703,749	31,767,555
Less amount representing lease incentive receivables(1)	—	(397,791)	(397,791)
Less amount representing interest	(20,736)	(12,530,335)	(12,551,071)
Present value of future lease payments	43,070	18,775,623	18,818,693
Less current portion of lease obligation	(5,105)	(887,962)	(893,067)
Total long-term lease obligation	$37,965	$17,887,661	$17,925,626

(1)Lease incentives receivable primarily represent amounts expected to be received by the Company relating to payments for leasehold improvements that are reimbursable pursuant to lease provisions with relevant landlords and receivables for broker commissions earned for negotiating certain of the Company’s leases.

Annual lease obligations - operating leases
The Company's aggregate annual lease obligations relating to non-cancelable finance and operating leases in possession as of December 31, 2021 as presented in accordance with ASC 842:

	Finance	Operating
(Amounts in thousands)	Leases	Leases	Total
2022	$8,948	$2,475,445	$2,484,393
2023	8,655	2,481,214	2,489,869
2024	7,307	2,540,304	2,547,611
2025	6,395	2,561,026	2,567,421
2026	6,483	2,588,515	2,594,998
2027 and beyond	26,018	19,057,245	19,083,263
Total undiscounted fixed minimum lease cost payments	63,806	31,703,749	31,767,555
Less amount representing lease incentive receivables(1)	—	(397,791)	(397,791)
Less amount representing interest	(20,736)	(12,530,335)	(12,551,071)
Present value of future lease payments	43,070	18,775,623	18,818,693
Less current portion of lease obligation	(5,105)	(887,962)	(893,067)
Total long-term lease obligation	$37,965	$17,887,661	$17,925,626

(1)Lease incentives receivable primarily represent amounts expected to be received by the Company relating to payments for leasehold improvements that are reimbursable pursuant to lease provisions with relevant landlords and receivables for broker commissions earned for negotiating certain of the Company’s leases.